Distribution Date:	05/12/22	GS Mortgage Securities Corporation II
Determination Date:	05/06/22
Next Distribution Date:a	06/10/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2012-GCJ7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Certificate Ratings Detail	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	15		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23	Rating Agency	DBRS, Inc.
Historical Bond / Collateral Loss Reconciliation Detail	24		DBRS, Inc.
Interest Shortfall Detail - Collateral Level	25		22 W. Washington St. | Chicago, IL 60602 | United States
Supplemental Notes	26	Rating Agency	Moody's Investors Service, Inc.
			General Contact	(212) 553-1653
			7 World Trade Center | New York, NY 10007 | United States
		Rating Agency	Morningstar Credit Ratings, LLC
			general	(646) 560-4556
		Controlling Class Representative	4 World Trade Center , 48th Floor | New York , NY 10007 | United States Iris Crest 2, L.L.C.

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36192KAQ0	1.144000%	88,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36192KAR8	2.318000%	243,624,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36192KAS6	3.206000%	48,140,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36192KAT4	3.377000%	673,926,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36192KAU1	2.935000%	82,519,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36192KAV9	4.085000%	172,468,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.38%
B	36192KAX5	4.740000%	93,336,000.00	48,389,069.14	48,389,069.14	191,136.82	0.00	0.00	48,580,205.96	0.00	0.00%	13.63%
C	36192KAY3	5.341969%	54,784,000.00	54,784,000.00	44,580,454.86	243,878.69	0.00	0.00	44,824,333.55	10,203,545.14	90.77%	10.25%
D	36192KAC1	5.341969%	64,929,000.00	64,929,000.00	0.00	289,040.59	0.00	0.00	289,040.59	64,929,000.00	32.01%	6.25%
E	36192KAE7	5.000000%	26,377,000.00	26,377,000.00	0.00	38,695.74	0.00	0.00	38,695.74	26,377,000.00	8.14%	4.63%
F*	36192KAHO	5.000000%	26,378,000.00	8,998,567.90	0.00	0.00	0.00	874.80	0.00	8,997,693.10	0.00%	3.00%
G	36192KAK3	5.000000%	48,697,182.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36192KAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36192KAP2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,623,228,182.00	203,477,637.04	92,969,524.00	762,751.84	0.00	874.80	93,732,275.84	110,507,238.24

X-A	36192KAW7	5.341969%	1,308,727,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	36192KAA5	0.202607%	314,501,182.00	203,477,637.04	0.00	34,355.06	0.00	0.00	34,355.06	110,507,238.24
Notional SubTotal			1,623,228,182.00	203,477,637.04	0.00	34,355.06	0.00	0.00	34,355.06	110,507,238.24

Deal Distribution Total					92,969,524.00	797,106.90	0.00	874.80	93,766,630.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36192KAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36192KAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36192KAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36192KAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36192KAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36192KAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	36192KAX5	518.43949966	518.43949966	2.04783599	0.00000000	0.00000000	0.00000000	0.00000000	520.48733565	0.00000000
C	36192KAY3	1,000.00000000	813.74954111	4.45164081	0.00000000	0.00000000	0.00000000	0.00000000	818.20118191	186.25045889
D	36192KAC1	1,000.00000000	0.00000000	4.45164087	0.00000000	0.00000000	0.00000000	0.00000000	4.45164087	1,000.00000000
E	36192KAE7	1,000.00000000	0.00000000	1.46702582	2.69964098	2.69964098	0.00000000	0.00000000	1.46702582	1,000.00000000
F	36192KAHO	341.13912730	0.00000000	0.00000000	1.42141292	63.15351922	0.00000000	0.03316400	0.00000000	341.10596330
G	36192KAK3	0.00000000	0.00000000	0.00000000	0.00000000	93.10220004	0.00000000	0.00000000	0.00000000	0.00000000
R	36192KAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36192KAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36192KAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	36192KAA5	646.98528554	0.00000000	0.10923666	0.00000000	0.00000000	0.00000000	0.00000000	0.10923666	351.37304584

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	04/01/22 - 04/30/22	30	0.00	34,355.06	0.00	34,355.06	0.00	0.00	0.00	34,355.06	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	04/01/22 - 04/30/22	30	0.00	191,136.82	0.00	191,136.82	0.00	0.00	0.00	191,136.82	0.00
C	04/01/22 - 04/30/22	30	0.00	243,878.69	0.00	243,878.69	0.00	0.00	0.00	243,878.69	0.00
D	04/01/22 - 04/30/22	30	0.00	289,040.59	0.00	289,040.59	0.00	0.00	0.00	289,040.59	0.00
E	04/01/22 - 04/30/22	30	0.00	109,904.17	0.00	109,904.17	71,208.43	0.00	0.00	38,695.74	71,208.43
F	04/01/22 - 04/30/22	30	1,621,612.78	37,494.03	0.00	37,494.03	37,494.03	0.00	0.00	0.00	1,665,863.53
G	N/A	N/A	4,533,814.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,533,814.78
Totals			6,155,427.56	905,809.36	0.00	905,809.36	108,702.46	0.00	0.00	797,106.90	6,270,886.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	93,766,630.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	919,029.32	Master Servicing Fee	12,617.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	361.17
Interest Adjustments	0.00	Trustee Fee	28.83
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	211.96
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	919,029.32	Total Fees	13,219.94

Principal		Expenses/Reimbursements
Scheduled Principal	92,883,249.90	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,938.10
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(874.80)	Special Servicing Fees (Work Out)	175.07
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	87,148.90	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	86,589.29
Total Principal Collected	92,969,524.00	Total Expenses/Reimbursements	108,702.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	797,106.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	92,969,524.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	93,766,630.90
Total Funds Collected	93,888,553.32	Total Funds Distributed	93,888,553.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Certificate Ratings Detail

				DBRS, Inc.		Moody's Investors Service, Inc			Morningstar Credit Ratings, LLC
					Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹		Original	Current¹
					Changed			Changed			Changed
	A1	36192KAQ0	AAA	Discontinued	05/01/22	Aaa	N/A	05/01/22	AAA	WE	01/04/18
	A2	36192KAR8	AAA	Discontinued	05/01/22	Aaa	N/A	05/01/22	AAA	WE	06/08/17
	A3	36192KAS6	AAA	Discontinued	05/01/22	Aaa	N/A	05/01/22	AAA	WE	08/03/17
	A4	36192KAT4	AAA	AAA	05/01/22	Aaa	WR	05/01/22	AAA	WO	01/07/20
	AAB	36192KAU1	AAA	Discontinued	05/01/22	Aaa	N/A	05/01/22	AAA	WO	01/07/20
	XA	36192KAW7	AAA	AAA	05/01/22	Aaa	WR	05/01/22	AAA	WO	01/07/20
	XB	36192KAA5	AAA	Discontinued	05/01/22	Ba3	Caa1	05/01/22	AAA	WO	01/07/20
	AS	36192KAV9	AAA	AAA	05/01/22	Aaa	WR	05/01/22	AAA	WO	01/07/20
	B	36192KAX5	AA	AA (high)	05/01/22	Aa3	Aa3	05/01/22	AA+	WO	01/07/20
	C	36192KAY3	A (low)	A	05/01/22	A3	Baa1	05/01/22	A+	WO	01/07/20
	D	36192KAC1	BBB (low)	BB	05/01/22	Baa3	B1	05/01/22	BBB+	WO	01/07/20
	E	36192KAE7	BB	CCC	05/01/22	Ba2	Caa2	05/01/22	BBB-	WO	01/07/20
	F	36192KAHO	B	C	05/01/22	B2	C	05/01/22	B+	WO	01/07/20
	G	36192KAK3	NR	N/A	05/01/22	NR	N/A	05/01/22	NR	NR
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.											Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	203,477,637.04	203,477,637.04	Beginning Certificate Balance	203,477,637.04
(-) Scheduled Principal Collections	92,883,249.90	92,883,249.90	(-) Principal Distributions	92,969,524.00
(-) Unscheduled Principal Collections	87,148.90	87,148.90	(-) Realized Losses	874.80
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	874.80
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	874.80	874.80	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	110,507,238.24	110,507,238.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	204,287,926.94	204,287,926.94	Ending Certificate Balance	110,507,238.24
Ending Actual Collateral Balance	110,983,706.42	110,983,706.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	4	13,465,426.92	12.19%	(1)	6.2782	1.167020	1.29 or less	3	82,272,206.94	74.45%	(3)	5.2948	1.004674
5,000,000 to 9,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.30-1.39	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40-1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 19,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.50-1.59	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999	1	20,726,153.66	18.76%	(10)	5.6500	1.788900	1.60-1.69	1	4,067,308.35	3.68%	(1)	6.3995	1.683400
30,000,000 to 49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.70-1.79	1	20,726,153.66	18.76%	(10)	5.6500	1.788900
50,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.80-1.89	0	0.00	0.00%	0	0.0000	0.000000
70,000,000 to 99,999,999	1	76,315,657.66	69.06%	(3)	5.2300	1.060800	1.90 or greater	1	3,441,569.29	3.11%	(1)	6.3995	2.082300
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	6	110,507,238.24	100.00%	(4)	5.4365	1.210302
Totals	6	110,507,238.24	100.00%	(4)	5.4365	1.210302
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alaska	3	10,950,446.93	9.91%	(1)	6.3995	1.477009
							Lodging	3	10,950,446.93	9.91%	(1)	6.3995	1.477009
Georgia	1	2,973,481.17	2.69%	(10)	5.6500	1.788900
							Retail	8	99,556,791.31	90.09%	(4)	5.3306	1.180966
Illinois	1	3,280,634.00	2.97%	(10)	5.6500	1.788900
							Totals	11	110,507,238.24	100.00%	(4)	5.4365	1.210302
Massachusetts	1	4,197,736.58	3.80%	(10)	5.6500	1.788900
New Mexico	1	3,026,252.37	2.74%	(10)	5.6500	1.788900
New York	1	2,514,979.99	2.28%	(2)	5.7500	(0.182700)
Pennsylvania	1	3,506,885.55	3.17%	(10)	5.6500	1.788900
Washington	2	80,056,821.65	72.44%	(3)	5.2496	1.094825
Totals	11	110,507,238.24	100.00%	(4)	5.4365	1.210302

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.249% or less	1	76,315,657.66	69.06%	(3)	5.2300	1.060800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.250% to 5.499%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% to 5.749%	1	20,726,153.66	18.76%	(10)	5.6500	1.788900	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.750% to 5.999%	1	2,514,979.99	2.28%	(2)	5.7500	(0.182700)	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	6.000% to 6.249%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	6	110,507,238.24	100.00%	(4)	5.4365	1.210302
	6.250% to 6.499%	3	10,950,446.93	9.91%	(1)	6.3995	1.477009	Totals	6	110,507,238.24	100.00%	(4)	5.4365	1.210302
	6.500% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	110,507,238.24	100.00%	(4)	5.4365	1.210302
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	110,507,238.24	100.00%	(4)	5.4365	1.210302	Interest Only	1	20,726,153.66	18.76%	(10)	5.6500	1.788900
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	5	89,781,084.58	81.24%	(3)	5.3872	1.076731
	Totals	6	110,507,238.24	100.00%	(4)	5.4365	1.210302	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	110,507,238.24	100.00%	(4)	5.4365	1.210302
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000				None
	12 months or less	4	104,550,688.96	94.61%	(4)	5.3973	1.262985
	13 to 24 months	1	2,514,979.99	2.28%	(2)	5.7500	(0.182700)
	25 months or greater	1	3,441,569.29	3.11%	(1)	6.3995	0.627800
	Totals	6	110,507,238.24	100.00%	(4)	5.4365	1.210302
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	484100003	RT	Bellingham	WA	Actual/360	5.230%	333,425.12	187,236.88	0.00	N/A	02/06/22	--	76,502,894.54	76,315,657.66	04/06/22
4A	204841041				Actual/360	5.330%	11,885.78	2,675,973.32	0.00	N/A	05/06/22	--	2,675,973.32	0.00	05/06/22
5	484100005	IN	Leetsdale	PA	Actual/360	5.245%	225,104.14	51,496,514.24	0.00	N/A	05/06/22	--	51,496,514.24	0.00	05/06/22
21	484100021	RT	Various	Various	Actual/360	5.650%	97,995.97	87,148.90	0.00	07/05/21	07/05/26	--	20,813,302.56	20,726,153.66	05/06/22
37	484100037	LO	Anchorage	AK	Actual/360	6.399%	21,760.08	13,024.84	0.00	N/A	04/06/22	--	4,080,333.19	4,067,308.35	03/06/22
38	484100038	LO	Anchorage	AK	Actual/360	6.399%	18,412.38	11,021.01	0.00	N/A	04/06/22	--	3,452,590.30	3,441,569.29	03/06/22
39	484100039	LO	Anchorage	AK	Actual/360	6.399%	18,412.38	11,021.01	0.00	N/A	04/06/22	--	3,452,590.30	3,441,569.29	12/06/20
43	695100039	SS	Brooklyn	NY	Actual/360	5.400%	46,947.26	10,432,724.88	0.00	N/A	05/01/22	--	10,432,724.88	0.00	05/01/22
44	484100044	MF	Avon Lake	OH	Actual/360	5.320%	41,727.18	9,412,145.88	0.00	N/A	05/06/22	--	9,412,145.88	0.00	05/06/22
47	406100037	MU	Atlanta	GA	Actual/360	5.830%	47,244.07	9,724,336.96	0.00	N/A	05/06/22	--	9,724,336.96	0.00	05/06/22
48	484100048	LO	Grand Rapids	MI	Actual/360	5.928%	44,037.99	8,913,820.66	0.00	N/A	05/06/22	--	8,913,820.66	0.00	05/06/22
76	484100076	RT	New York	NY	Actual/360	5.750%	12,076.97	5,430.22	0.00	N/A	03/06/22	--	2,520,410.21	2,514,979.99	04/06/21
Totals							919,029.32	92,970,398.80	0.00				203,477,637.04	110,507,238.24

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,517,807.30	5,325,117.23	01/01/21	09/30/21	--	0.00	0.00	516,199.33	516,199.33	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	6,858,364.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,230,029.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	702,694.00	0.00	--	--	02/07/22	0.00	24,943.59	34,534.83	44,141.54	0.00	0.00
38	735,503.33	0.00	--	--	02/07/22	0.00	0.00	29,221.78	58,456.64	0.00	0.00
39	386,448.00	298,486.00	04/01/19	03/31/20	02/07/22	0.00	0.00	29,221.78	496,819.42	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,227,181.38	936,352.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,388,733.67	1,053,515.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(346,641.11)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	(38,385.00)	0.00	--	--	--	0.00	48,945.20	179,725.71	179,725.71	3,921.39	0.00
Totals	22,661,735.86	7,613,471.01				0.00	73,888.79	788,903.42	1,295,342.64	3,921.39	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
21	484100021	87,148.90	Partial Liquidation (Curtailment)	0.00	0.00
Totals		87,148.90		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	87,148.90	0	0.00	5.436496%	5.164614%	(4)
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	812,188.69	0	0.00	5.419933%	5.234478%	(1)
03/11/22	0	0.00	0	0.00	3	11,018,446.35	0	0.00	0	0.00	0	0.00	1	9,808.75	7	57,244,193.85	5.410884%	5.234394%	0
02/11/22	0	0.00	0	0.00	3	11,057,062.75	0	0.00	0	0.00	0	0.00	0	0.00	7	155,213,114.03	5.384365%	5.297702%	1
01/12/22	0	0.00	0	0.00	3	11,089,603.18	0	0.00	0	0.00	0	0.00	0	0.00	5	28,481,702.44	5.478420%	5.394977%	3
12/10/21	0	0.00	2	7,626,490.23	1	3,495,475.04	0	0.00	0	0.00	0	0.00	0	0.00	5	35,508,606.59	5.500198%	5.417404%	4
11/15/21	0	0.00	0	0.00	3	11,156,122.29	0	0.00	0	0.00	0	0.00	0	0.00	1	6,251,494.01	5.619434%	5.523182%	4
10/13/21	0	0.00	0	0.00	3	11,188,119.84	0	0.00	0	0.00	0	0.00	0	0.00	2	13,322,370.52	5.612363%	5.516365%	5
09/13/21	0	0.00	0	0.00	5	45,354,478.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,782,954.55	5.622447%	5.525702%	6
08/12/21	0	0.00	0	0.00	5	45,438,414.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.631888%	5.535528%	7
07/12/21	0	0.00	0	0.00	5	45,521,858.99	0	0.00	0	0.00	1	2,566,524.26	0	0.00	0	0.00	5.631737%	5.535378%	8
06/11/21	0	0.00	0	0.00	5	45,613,573.64	0	0.00	0	0.00	0	0.00	0	0.00	3	170,792,136.85	5.631589%	5.535229%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	484100003	04/06/22	0	5	516,199.33	516,199.33	0.00	76,502,894.55	02/22/22	13
37	484100037	03/06/22	1	5	34,534.83	44,141.54	12,214.57	4,092,565.29	06/29/20	11
38	484100038	03/06/22	1	5	29,221.78	58,456.64	6,152.47	3,462,940.53	06/29/20	11
39	484100039	12/06/20	16	5	29,221.78	496,819.42	3,138.97	3,617,556.46	06/29/20	11
Totals					609,177.71	1,115,616.93	21,506.01	87,675,956.83
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		89,781,085	2,514,980	87,266,105		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		20,726,154	20,726,154	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	110,507,238	23,241,134	7,508,878	0	3,441,569	0
Apr-22	203,477,637	115,989,229	7,532,923	0	79,955,485	0
Mar-22	221,727,367	134,030,693	0	0	87,696,674	0
Feb-22	279,668,437	191,725,240	0	0	87,943,197	0
Jan-22	453,990,455	442,900,851	0	0	11,089,603	0
Dec-21	487,189,503	476,067,538	0	7,626,490	3,495,475	0
Nov-21	553,874,689	511,245,159	0	0	42,629,530	0
Oct-21	561,230,404	518,520,765	0	0	42,709,638	0
Sep-21	579,220,700	530,406,094	0	0	48,814,606	0
Aug-21	590,152,942	541,248,601	0	0	48,904,340	0
Jul-21	591,296,759	545,774,900	0	0	45,521,859	0
Jun-21	592,514,207	546,900,634	0	0	45,613,574	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	484100003	76,315,657.66	76,502,894.55	145,000,000.00	11/30/11	7,119,662.23	1.13630	09/30/21	02/06/22	228
37	484100037	4,067,308.35	4,092,565.29	5,600,000.00	11/23/21	702,694.00	1.68340	09/30/21	04/06/22	178
38	484100038	3,441,569.29	3,462,940.53	7,900,000.00	11/23/21	735,503.33	2.08230	09/30/21	04/06/22	178
39	484100039	3,441,569.29	3,617,556.46	5,300,000.00	11/23/21	298,486.00	0.84500	09/30/21	04/06/22	178
Totals		87,266,104.59	87,675,956.83	163,800,000.00		8,856,345.56

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	484100003	RT	WA	02/22/22	13

The loan transferred to special servicing effective 2/22/22 due to Imminent Monetary Default. The loan is secured by a 530,376 sq ft regional mall property located in Bellingham, WA. Inspection dated March 2022 reported the property to be in good condition. The performance of the mall was significantly impacted by COVID-19 due to its proximity to the Canada border (20 miles to the south) and the decline in shoppers coming from Canada. Occupancy is approximately 84% with owned anchor tenants being Ma cy's, Dick's Sporting Goods and Ashley Home (unowned anchors consist of JC Penny, Kohls and Target). Strategy is to dual track foreclosure/receivership and a workout with the Borrower.

37	484100037	LO	AK	06/29/20	11

COVID - The loan transferred to special servicing effective 6/29/2020 for payment default. The 85-room lodging property was built in 2004 and is located in Anchorage, AK. A lender inspection was completed in September 2021 and found the collateral to have some deferred maintenance. As of December 2021, the hotel is open and operating. TTM Feb 2022 showed 48.6% Occ, $123.17 ADR and $59.81 RevPAR (compared to $34.00 TTM 2021 and $50.90 TTM 2020). TTM Feb

2022 RevPAR Index of 77.0 compares to 98.2 TT M 2021 and 74.7 in TTM 2020. The Borrower has provided a commitment letter from Northrim Bank noting that they will refinance the at 60% LTV. The borrower and special servicer are working towards a payoff of the loan.

38	484100038	LO	AK	06/29/20	11

COVID - The 100-room lodging property was built in 1992, renovated in 2003, and is located in Anchorage, AK. A lender inspection was completed in September 2021 and found the collateral to be in good condition with no noted material

	deferred maintenance.	The hotel closed in March 2020 due to Covid. The hotel reopened temporarily between August 2020 and November 2020, and then closed again. The hotel reopened on May 1, 2021 and has remained open since.

TTM Feb 2022 performance showed 57.3% Occ, $14 6.96 ADR and $84.16 RevPAR (compared to $35.57 TTM 2021 and $85.27 TTM 2020). TTM Feb 2022 RevPAR Index of 103.9 compares to 134.0 TTM 2021 and 130.1 in TTM 2020. The

Borrower has provided a commitment letter from Northrim Bank noting that they will refinance the at 60% LTV. The borrower and special servicer are working towards a payoff of the loan.

39	484100039	LO	AK	06/29/20	11

COVID - The 79-room lodging property was built in 1997 and is located in Anchorage, AK. A lender inspection was completed in September 2021 and found the collateral to have some minor deferred maintenance. The hotel closed in March

2020 due to the COVID -19 pandemic. As of Feb 2022, the hotel remains closed. The Borrower has provided a commitment letter from Northrim Bank noting that they will refinance the at 40% LTV. The borrower and special servicer are working towards a payoff of the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
76	484100076	2,639,324.69	5.75000%	2,639,324.69 5.75000%		10	06/14/21	06/14/21	--
Totals		2,639,324.69		2,639,324.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	406100022	12/10/21	31,473,407.80	11,400,000.00	3,680,550.27	2,214,358.04	3,680,550.27	1,466,192.23	30,007,215.57	0.00	0.00	30,007,215.57	83.58%
14	695100034	02/12/20	27,201,423.14	11,000,000.00	13,880,528.73	5,051,085.36	12,569,948.65	7,518,863.29	19,682,559.85	0.00	340,548.79	19,342,011.06	62.39%
16	406100040	02/12/20	27,201,423.14	11,000,000.00	18,515,506.95	2,967,250.46	18,003,931.33	15,036,680.87	8,353,096.59	0.00	99,278.99	8,253,817.60	31.74%
24	484100024	02/12/20	14,979,600.51	6,000,000.00	10,760,605.62	3,529,818.33	9,939,356.82	6,409,538.49	8,570,062.02	(874.80)	95,616.91	8,474,445.11	47.08%
54	484100054	04/12/22	8,677,410.58	15,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			109,533,265.17	55,300,000.00	46,837,191.57	13,762,512.19	44,193,787.07	30,431,274.88	66,612,934.03	(874.80)	535,444.69	66,077,489.34

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	406100022	12/10/21	0.00	0.00	30,007,215.57	0.00	0.00	30,007,215.57	0.00	0.00	30,007,215.57
14	695100034	12/10/21	0.00	0.00	19,342,011.06	0.00	0.00	(209,284.89)	0.00	0.00	19,342,011.06
		09/14/20	0.00	0.00	19,551,295.95	0.00	0.00	(131,263.90)	0.00	0.00
		02/12/20	0.00	0.00	19,682,559.85	0.00	0.00	19,682,559.85	0.00	0.00
16	406100040	02/12/20	0.00	0.00	8,353,096.59	0.00	0.00	8,353,096.59	0.00	0.00	8,253,817.60
		05/11/18	0.00	0.00	8,253,817.60	0.00	0.00	(99,278.99)	0.00	0.00
24	484100024	05/12/22	0.00	0.00	8,474,445.11	0.00	0.00	874.80	0.00	0.00	8,474,445.11
		12/10/21	0.00	0.00	8,473,570.31	0.00	0.00	(96,491.71)	0.00	0.00
		02/12/20	0.00	0.00	8,570,062.02	0.00	0.00	8,570,062.02	0.00	0.00
54	484100054	04/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	874.80	0.00	0.00	874.80
Cumulative Totals			0.00	0.00	66,176,768.33	0.00	0.00	66,077,489.34	0.00	0.00	66,077,489.34

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	15,938.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	86,589.29	0.00
76	0.00	0.00	0.00	0.00	175.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,938.10	0.00	175.07	0.00	0.00	0.00	0.00	0.00	86,589.29	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		108,702.46

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26